Reinsurance - Effects of Reinsurance on Premiums and Policy Fees and Contract Charges (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Direct:
Total direct		$ 753.8	$ 969.8
Total assumed		0.3	0.9
Ceded:
Total ceded		(36.6)	(71.2)
Total premiums		717.5	899.5
Policy fees and contract charges:
Direct life insurance		195.2	245.4
Ceded life insurance		(9.1)	(11.7)
Total policy fees and contract charges		186.1	233.7
Total premiums and other amounts assessed to policyholders		$ 903.6	$ 1,133.2
Total premiums and other amounts assessed to policyholders		0.03%	0.08%
Predecessor Company
Direct:
Total direct	$ 67.4			$ 799.1
Total assumed	0.0			0.1
Ceded:
Total ceded	(6.2)			(82.6)
Total premiums	61.2			716.6
Policy fees and contract charges:
Direct life insurance	16.0			180.0
Ceded life insurance	(0.5)			(8.6)
Total policy fees and contract charges	15.5			171.4
Total premiums and other amounts assessed to policyholders	$ 76.7			$ 888.0
Total premiums and other amounts assessed to policyholders	0.00%			0.01%
Accident and health insurance
Direct:
Total direct		$ 626.3	$ 798.7
Ceded:
Total ceded		(0.6)	(26.4)
Accident and health insurance | Predecessor Company
Direct:
Total direct	$ 56.7			$ 676.0
Ceded:
Total ceded	(4.0)			(43.5)
Life insurance
Direct:
Total direct		127.5	171.1
Ceded:
Total ceded		$ (36.0)	$ (44.8)
Life insurance | Predecessor Company
Direct:
Total direct	10.7			123.1
Ceded:
Total ceded	$ (2.2)			$ (39.1)